Incorporated herein by reference is a supplement to the prospectus of MFS Strategic Income Series, a series of MFS Variable Insurance Trust (File No. 033-74668), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 28, 2013 (SEC Accession No. 0000912938-13-000152).